Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	$ (2,648,946)	$ 1,339,504
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Interest income on investments held in Trust Account	(850,641)	(6,009,585)
Expenses paid by related party	175,323	80,020
Finance costs – amortization of debt issuance	78,039	179,819
Changes in operating assets and liabilities:
Prepaid franchise taxes	(41,585)	287,447
Prepaid income taxes	(601,348)
Due from Sponsor	(15,510)
Accounts payable and accrued expenses	1,687,600	2,599,027
Franchise tax payable	(75,086)	(192,909)
Income tax payable	(1,540,792)	820,571
Excise tax payable	888,340
Net cash flows used in operating activities	(2,944,606)	(896,106)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash deposited to Trust Account	(358,003)	(420,000)
Cash withdrawn from Trust Account in connection with redemption	21,677,622	239,604,919
Cash deposited to Trust Account to refund over withdrawal		(327,875)
Cash withdrawn from Trust Account to pay franchise and income taxes	252,108	2,749,989
Net cash flows provided by investing activities	21,571,727	241,607,033
CASH FLOWS FROM FINANCING ACTIVITIES
Reimbursements to related party	(54,314)
Redemptions of Class A common stock	(21,677,622)	(239,604,919)
Proceeds from promissory note – related party	1,000,000	300,000
Proceeds from convertible note – related party	422,182
Net cash flows used in financing activities	(20,309,754)	(239,304,919)
NET CHANGE IN CASH	(1,682,633)	1,406,008
CASH, BEGINNING OF YEAR	1,824,893	418,885
CASH, END OF YEAR	142,260	1,824,893
CASH AND RESTRICTED CASH AND CASH EQUIVALENTS, END OF YEAR
Cash	142,260
Cash and cash equivalents – restricted		1,824,893
CASH AND RESTRICTED CASH AND CASH EQUIVALENTS, END OF YEAR	142,260	1,824,893
Cash paid during the year for:
Income tax paid	2,199,449
SUPPLEMENTAL DISCLOSURE OF NONCASH ACTIVITIES:
Excise tax payable attributable to redemption of Class A common stock	216,777	2,396,049
Class A common stock to be transferred to fund promissory note	162,894
Due from Sponsor in relation to extension payments		$ 120,000